UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Multi-Asset Absolute Return Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (10.5%)(a)
			Shares	Value

Basic materials (1.5%)

Anhui Conch Cement Co., Ltd. (China)			9,500	$57,340

Astral Foods, Ltd. (South Africa)			353	6,155

Catcher Technology Co., Ltd. (Taiwan)			5,000	55,022

Evraz PLC (Russia)			7,883	58,216

Formosa Chemicals & Fibre Corp. (Taiwan)			15,000	62,883

Formosa Plastics Corp. (Taiwan)			12,000	45,983

Freeport-McMoRan, Inc. (Indonesia)			929	12,932

Kumba Iron Ore, Ltd. (South Africa)			1,025	23,264

Lotte Chemical Corp. (South Korea)			164	41,102

PTT Global Chemical PCL (Thailand)			22,400	56,277

Sinopec Shanghai Petrochemical Co., Ltd. (China)			34,000	20,760

				439,934
Capital goods (0.3%)

China Railway Group, Ltd. (China)			42,000	41,633

Daelim Industrial Co., Ltd. (South Korea)			242	18,020

United Tractors Tbk PT (Indonesia)			3,100	6,865

Weichai Power Co., Ltd. Class H (China)			23,000	28,499

				95,017
Communication services (0.6%)

Advanced Info Service PCL (Thailand)			1,900	11,809

China Mobile, Ltd. (China)			1,500	14,783

LG Uplus Corp. (South Korea)			3,203	52,842

SK Telecom Co., Ltd. (South Korea)			228	57,963

Telkom SA SOC, Ltd. (South Africa)			2,698	9,856

TIM Participacoes SA (Brazil)			15,800	45,893

				193,146
Consumer cyclicals (1.3%)

Astro Malaysia Holdings Bhd (Malaysia)			3,900	1,385

Dongfeng Motor Group Co., Ltd. (China)			28,000	28,829

Ford Otomotiv Sanayi AS (Turkey)			1,034	11,274

Geely Automobile Holdings, Ltd. (China)			11,000	21,920

Guangzhou Automobile Group Co., Ltd. Class H (China)			10,000	11,075

Haier Electronics Group Co., Ltd. (China)			3,000	8,143

Imperial Holdings, Ltd. (South Africa)			2,240	27,720

Itausa - Investimentos Itau SA (Preference) (Brazil)			1,320	3,301

Mr Price Group, Ltd. (South Africa)			2,101	33,913

Pou Chen Corp. (Taiwan)			3,000	3,169

President Chain Store Corp. (Taiwan)			4,000	46,966

Qualicorp SA (Brazil)			8,800	35,910

Sinotruk Hong Kong, Ltd. (China)			21,500	46,799

Smiles Fidelidade SA (Brazil)			2,100	23,919

Wal-Mart de Mexico SAB de CV (Mexico)			21,995	66,723

Zhongsheng Group Holdings, Ltd. (China)			7,000	17,043

				388,089
Consumer staples (0.4%)

Estacio Participacoes SA (Brazil)			400	2,475

Indofood Sukses Makmur Tbk PT (Indonesia)			17,500	6,929

LG Corp. (South Korea)			192	12,566

Sao Martinho SA (Brazil)			1,700	7,712

Turkiye Sise ve Cam Fabrikalari AS (Turkey)			4,781	4,626

Uni-President Enterprises Corp. (Taiwan)			24,000	62,647

Want Want China Holdings, Ltd. (China)			38,000	31,989

				128,944
Energy (0.6%)

China Petroleum & Chemical Corp. (Sinopec) (China)			70,000	70,104

Ecopetrol SA ADR (Colombia)			522	14,057

Jastrzebska Spolka Weglowa SA (Poland)(NON)			489	8,780

PTT PCL (Foreign depositary shares) (Thailand)			40,100	67,267

Thai Oil PCL (Thailand)			4,900	13,409

				173,617
Financials (2.8%)

Agile Group Holdings, Ltd. (China)			20,000	28,256

Agricultural Bank of China, Ltd. (China)			124,000	60,825

Banco de Chile ADR (Chile)			102	9,287

Banco Santander (Brasil) S.A. (Units) (Brazil)			3,900	34,485

Banco Santander Chile ADR (Chile)			1,085	34,698

Bank of China, Ltd. (China)			82,000	36,452

Bank of Communications Co., Ltd. (China)			68,000	50,989

China Construction Bank Corp. (China)			119,000	103,976

Country Garden Holdings co., Ltd. (China)			33,000	41,606

FirstRand, Ltd. (South Africa)			6,648	31,907

Fosun International, Ltd. (China)			23,500	41,426

Guangzhou R&F Properties Co., Ltd. (China)			16,400	30,125

Hana Financial Group, Inc. (South Korea)			919	36,909

Industrial & Commercial Bank of China, Ltd. (China)			116,000	84,759

Industrial Bank of Korea (South Korea)			1,724	23,702

IRB Brasil Resseguros SA (Brazil)			1,700	27,972

Itau Unibanco Holding SA (Preference) (Brazil)(NON)			3,400	37,152

KB Financial Group, Inc. (South Korea)			68	3,323

Korea Investment Holdings Co., Ltd. (South Korea)			598	41,026

Sberbank of Russia PJSC ADR (Russia)			2,148	27,237

Shinhan Financial Group Co., Ltd. (South Korea)			483	19,594

Turkiye Is Bankasi AS Class C (Turkey)			5,892	4,315

Yuanta Financial Holding Co., Ltd. (Taiwan)			48,000	25,310

				835,331
Health care (0.2%)

China Shineway Pharmaceutical Group, Ltd. (China)			5,000	6,834

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)			4,000	14,256

Hypermarcas SA (Brazil)			4,582	32,358

				53,448
Technology (2.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			455	74,966

AU Optronics Corp. (Taiwan)			5,000	2,112

Gigabyte Technology Co., Ltd. (Taiwan)			22,000	34,730

HannStar Display Corp. (Taiwan)			22,000	5,426

Naspers, Ltd. Class N (South Africa)			50	10,790

Radiant Opto-Electronics Corp. (Taiwan)			7,000	15,819

Samsung Electronics Co., Ltd. (South Korea)			4,880	204,351

SK Hynix, Inc. (South Korea)			1,122	73,940

Synnex Technology International Corp. (Taiwan)			11,000	14,032

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			1,987	87,746

Tencent Holdings, Ltd. (China)			2,500	103,215

Tianneng Power International, Ltd. (China)			12,000	10,592

Tripod Technology Corp. (Taiwan)			6,000	16,369

YY, Inc. ADR (China)(NON)			280	20,978

				675,066
Transportation (0.1%)

AirAsia Bhd (Malaysia)			22,100	16,875

Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)			2,082	14,880

				31,755
Utilities and power (0.4%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			3,700	21,612

Glow Energy PCL (Thailand)			3,200	8,707

Inter RAO UES PJSC (Russia)			284,366	17,829

Manila Electric Co. (Philippines)			550	3,461

Tenaga Nasional Bhd (Malaysia)			15,300	57,155

				108,764

Total common stocks (cost $2,860,188)				$3,123,111

INVESTMENT COMPANIES (9.4%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			3,824	$448,249

Financial Select Sector SPDR Fund			10,710	811,175

Financial Select Sector SPDR Fund			14,554	401,399

iShares MSCI India ETF (India)(S)			9,097	295,380

Technology Select Sector SPDR Fund			6,058	456,349

Utility Select Sector SPDR Fund			7,367	387,873

Total investment companies (cost $2,533,857)				$2,800,425

COMMODITY LINKED NOTES (8.7%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A unsub. notes 1-month LIBOR less 0.22%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			$100,000	$97,880

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.20%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			300,000	283,732

Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.21%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)			257,523	243,934

Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.18%, 2019 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)			312,000	327,905

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			240,000	241,178

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)			190,000	251,261

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)			440,000	615,956

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)			96,000	161,434

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			349,000	360,631

Total commodity Linked Notes (cost $2,284,523)				$2,583,911

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.6%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (6.6%)

Federal National Mortgage Association Pass-Through Certificates 3.50%, TBA, 10/1/48			$2,000,000	$1,968,125

				1,968,125

Total U.S. government and agency mortgage obligations (cost $1,990,273)				$1,968,125

MORTGAGE-BACKED SECURITIES (6.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.342%, 10/15/40			$23,082	$3,516
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			78,646	17,007
Ser. 4259, Class DI, IO, 4.00%, 6/15/43			124,632	22,317
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			39,599	5,706
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.892%, 8/15/38			115,659	6,882
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			78,088	9,071
Ser. 4099, Class BI, IO, 3.50%, 6/15/39			87,832	8,015
Ser. 4801, Class IG, IO, 3.00%, 6/15/48			102,202	19,539
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			164,733	19,448
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			73,084	6,700

Federal National Mortgage Association
Ser. 18-51, Class IO, IO, 6.50%, 7/25/48			209,248	44,603
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/25			3,892	4,196
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			58,077	14,234
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46			244,745	52,439
Ser. 15-30, IO, 5.50%, 5/25/45			213,807	46,670
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			95,986	20,562
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 2/25/47			132,293	17,613
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 9/25/46			97,263	12,173
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.534%, 10/25/47			416,834	47,181
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			43,745	4,659
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			47,279	4,925
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			176,385	12,040
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			57,144	3,703

Government National Mortgage Association
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44			188,728	46,157
Ser. 16-150, Class I, IO, 5.00%, 11/20/46			127,263	26,127
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45			100,062	13,759
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			44,698	9,229
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			1,297	106
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			40,306	9,338
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			58,024	13,131
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			42,106	9,670
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39			63,267	14,492
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.522%, 1/16/40			257,896	31,270
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			73,037	14,699
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			84,186	18,100
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45			178,360	24,203
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			59,062	13,566
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			68,524	10,910
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			16,350	3,517
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.085%, 7/20/48			163,412	22,878
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.035%, 8/20/48			121,806	17,179
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46			200,404	39,047
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			42,332	6,589
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			85,768	15,039
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			68,702	15,053
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			95,198	17,535
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			40,453	7,120
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			90,707	7,250
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.985%, 9/20/43			28,017	3,746
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.885%, 2/20/41			59,242	7,936
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.835%, 11/20/39			100,489	7,268
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46			101,412	17,524
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45			99,483	16,993
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			66,069	9,045
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			35,154	4,742
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			34,008	5,188
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			30,681	3,780
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			77,584	7,659
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			19,674	1,050
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			58,448	7,046
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			140,699	17,763
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			161,333	13,165
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			63,124	5,030
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			111,262	7,944
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			50,825	4,686
Ser. 15-H22, Class GI, IO, 2.573%, 9/20/65(WAC)			114,470	14,080
Ser. 17-H02, Class BI, IO, 2.384%, 1/20/67(WAC)			136,981	17,766
Ser. 15-H20, Class CI, IO, 2.348%, 8/20/65(WAC)			155,537	15,544
FRB Ser. 15-H16, Class XI, IO, 2.316%, 7/20/65(WAC)			91,125	9,058
Ser. 17-H06, Class BI, IO, 2.309%, 2/20/67(WAC)			113,598	13,655
FRB Ser. 16-H16, Class DI, IO, 2.132%, 6/20/66(WAC)			93,492	10,985
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)			390,832	26,616
Ser. 17-H11, Class NI, IO, 2.009%, 5/20/67(WAC)			216,125	22,880
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)			240,994	23,015
Ser. 15-H19, Class NI, IO, 1.903%, 7/20/65(WAC)			171,734	15,748
Ser. 15-H18, Class IA, IO, 1.812%, 6/20/65(WAC)			86,846	5,662
Ser. 15-H10, Class CI, IO, 1.802%, 4/20/65(WAC)			143,387	13,043
Ser. 15-H26, Class GI, IO, 1.785%, 10/20/65(WAC)			194,367	17,260
Ser. 17-H14, Class DI, IO, 1.695%, 6/20/67(WAC)			306,955	21,635
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)			199,283	15,968
Ser. 15-H10, Class EI, IO, 1.622%, 4/20/65(WAC)			123,668	6,410
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)			262,253	20,115
Ser. 15-H24, Class BI, IO, 1.603%, 8/20/65(WAC)			388,251	17,938
Ser. 11-H15, Class AI, IO, 1.557%, 6/20/61(WAC)			97,145	5,222
Ser. 15-H25, Class BI, IO, 1.539%, 10/20/65(WAC)			257,118	23,218
Ser. 15-H09, Class AI, IO, 1.498%, 4/20/65(WAC)			195,134	16,749
Ser. 16-H08, Class GI, IO, 1.419%, 4/20/66(WAC)			212,316	12,157
Ser. 16-H03, Class AI, IO, 1.329%, 1/20/66(WAC)			140,803	12,848
Ser. 16-H02, Class BI, IO, 1.263%, 11/20/65(WAC)			291,680	25,724
Ser. 16-H04, Class KI, IO, 1.215%, 2/20/66(WAC)			100,463	7,409
Ser. 14-H21, Class AI, IO, 1.176%, 10/20/64(WAC)			181,232	14,800

				1,355,233
Commercial mortgage-backed securities (0.5%)

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)			25,000	2,500

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			249	249

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.562%, 6/10/48(WAC)			14,771	12,555

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.102%, 12/10/41(WAC)			44,367	403

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.72%, 8/15/46(WAC)			16,000	13,038

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			3,548	3,548

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.805%, 12/12/49(WAC)			18,510	162

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)			17,000	11,621
Ser. 13-C6, Class E, 3.50%, 4/10/46			38,000	26,902

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)			30,000	14,707
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)			100,000	63,425

				149,110
Residential mortgage-backed securities (non-agency) (1.0%)

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.141%, 4/25/34			16,284	17,102

Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 3.842%, 4/25/37(WAC)			42,948	42,781

Countrywide Alternative Loan Trust FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%), 3.036%, 8/25/35			15,332	13,798

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.836%, 4/25/35			10,070	8,982

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.466%, 9/25/28			59,865	88,018
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.916%, 4/25/28			12,084	14,041
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.716%, 9/25/29			10,000	11,726
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.866%, 9/25/29			10,000	11,012
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.016%, 2/25/30			10,000	10,439
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.566%, 1/25/31			20,000	20,323

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.136%, 10/25/44			23,704	23,477

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR6, Class 7A2, 4.384%, 3/25/36(WAC)			8,426	8,360
FRB Ser. 05-AR4, Class 1A3, 3.995%, 4/25/35(WAC)			28,842	29,353

				299,412

Total mortgage-backed securities (cost $1,911,506)				$1,803,755

ASSET-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.016%, 11/25/50			$34,000	$34,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.112%, 4/24/19			65,000	65,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 9/24/19			90,000	90,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 7/24/19			51,000	51,000

Total asset-backed securities (cost $240,000)				$240,000

CORPORATE BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			$20,000	$20,127

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			8,000	7,600

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			15,000	16,425

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			12,000	12,045

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			12,000	12,390

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)			5,000	4,594

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)			2,000	1,860

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)			97,000	21,001

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)			10,000	10,115

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			39,000	36,465

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 3.50%, 1/30/23 (Mexico)			10,000	9,480

Total corporate bonds and notes (cost $170,968)				$152,102

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.78%, 5/31/22 (Argentina)		ARS	195,000	$4,345

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			100,000	100,625

Total foreign government and agency bonds and notes (cost $113,652)				$104,970

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances of Zhuhai, Inc. 144A (China)	8/29/19	$0.00	8,100	$47,324

Total warrants (cost $52,587)				$47,324

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Goldman Sachs International

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		$12,100	$—

1.9175/3 month USD-LIBOR-BBA/Oct- 19	Oct-18/1.9175		$52,200	—

Total purchased swap options outstanding (cost $240)				$—

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Put)	May-19/$240.00	$655,864	$2,256	$5,377

SPDR S&P 500 ETF Trust (Put)	Apr-19/235.00	690,460	2,375	4,420

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Aug-19/250.00	650,050	2,236	11,781

SPDR S&P 500 ETF Trust (Put)	Jul-19/250.00	634,351	2,182	10,525

Goldman Sachs International

USD/CNH (Call)	Apr-19/CNH 7.00	648,800	648,800	6,855

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Sep-19/$260.00	632,316	2,175	15,769

SPDR S&P 500 ETF Trust (Put)	Jun-19/245.00	457,593	1,574	5,745

Total purchased options outstanding (cost $100,666)				$60,472

SHORT-TERM INVESTMENTS (64.8%)(a)
			Principal amount/shares	Value

ABN AMRO Funding USA, LLC commercial paper 2.367%, 10/11/18			$250,000	$249,799

Atlantic Asset Securitization, LLC asset backed commercial paper 2.174%, 10/25/18			250,000	249,585

Barclays Bank PLC CCP asset backed commercial paper 2.064%, 10/12/18			250,000	249,795

Bedford Row Funding Corp. asset backed commercial paper 2.400%, 11/27/18			265,001	264,011

Commonwealth Bank of Australia commercial paper 2.273%, 12/12/18			250,000	248,802

DnB Bank ASA/New York certificates of deposit 2.160%, 11/2/18			250,000	250,010

Export Development Canada commercial paper 2.273%, 12/7/18			250,000	248,887

Fairway Finance Co., LLC asset backed commercial paper 2.273%, 10/9/18			250,000	249,835

Federal Home Loan Banks unsec. discount notes 1.989%, 10/16/18			200,000	199,823

Manhattan Asset Funding Co., LLC asset backed commercial paper 2.145%, 10/22/18			250,000	249,634

MetLife Short Term Funding, LLC asset backed commercial paper 2.242%, 10/15/18			250,000	249,744

Mizuho Bank, Ltd./New York, NY commercial paper 2.206%, 11/9/18			250,000	249,357

NRW.Bank commercial paper 2.097%, 10/11/18			250,000	249,805

Regency Markets No. 1, LLC asset backed commercial paper 2.114%, 10/11/18			250,000	249,804

Simon Property Group LP commercial paper 2.177%, 11/13/18			250,000	249,289

Societe Generale SA commercial paper 2.182%, 10/11/18			250,000	249,807

Swedbank AB commercial paper 2.064%, 10/17/18			250,000	249,716

Total Capital Canada Ltd. commercial paper 2.136%, 11/1/18			250,000	249,471

Victory Receivables Corp. asset backed commercial paper 2.177%, 11/9/18			250,000	249,349

Interest in $243,249,000 joint tri-party repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 10/1/18 - maturity value of $6,769,280 for an effective yield of 2.270% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 4.500% and a due date of 9/20/48, valued at $248,113,981)			6,768,000	6,768,000

U.S. Treasury Bills 2.121%, 11/23/18(SEG)			4,000	3,987

U.S. Treasury Bills 2.095%, 11/8/18(SEG)(SEGSF)(SEGCCS)			392,000	391,143

U.S. Treasury Bills 1.962%, 10/11/18(SEG)(SEGSF)			203,000	202,885

U.S. Treasury Bills 2.021%, 11/1/18(SEG)(SEGCCS)			32,000	31,943

Putnam Short Term Investment Fund 2.24%(AFF)		Shares	6,853,923	6,853,923

Putnam Cash Collateral Pool, LLC 2.25%(AFF)		Shares	274,700	274,700

Total short-term investments (cost $19,233,976)				$19,233,104

TOTAL INVESTMENTS

Total investments (cost $31,492,436)				$32,117,299

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $12,666,670) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$21,181	$19,808	$1,373
	British Pound	Sell	12/19/18	99,038	98,595	(443)
	Canadian Dollar	Sell	10/17/18	2,092	2,060	(32)
	Euro	Sell	12/19/18	60,186	60,362	176
	Japanese Yen	Sell	11/19/18	176,336	180,041	3,705
	New Zealand Dollar	Buy	10/17/18	81,803	82,100	(297)
	New Zealand Dollar	Sell	10/17/18	81,803	83,165	1,362
	Norwegian Krone	Buy	12/19/18	251,456	243,668	7,788
	Swedish Krona	Sell	12/19/18	69,559	68,268	(1,291)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	95,422	98,559	(3,137)
	British Pound	Sell	12/19/18	83,207	82,793	(414)
	Canadian Dollar	Buy	10/17/18	202,527	200,256	2,271
	Canadian Dollar	Sell	10/17/18	202,527	199,089	(3,438)
	Japanese Yen	Sell	11/19/18	43,339	44,249	910
	New Zealand Dollar	Buy	10/17/18	82,930	82,414	516
	New Zealand Dollar	Sell	10/17/18	82,930	81,796	(1,134)
	Norwegian Krone	Buy	12/19/18	87,381	84,676	2,705
	Swedish Krona	Sell	12/19/18	106,707	104,722	(1,985)
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	81,254	83,516	(2,262)
	Euro	Sell	12/19/18	80,053	80,992	939
	Japanese Yen	Buy	11/19/18	40,392	41,204	(812)
	Norwegian Krone	Buy	12/19/18	43,383	42,052	1,331
	Swedish Krona	Sell	12/19/18	145,236	142,564	(2,672)
Credit Suisse International
	Australian Dollar	Buy	10/17/18	306,654	310,301	(3,647)
	Canadian Dollar	Buy	10/17/18	86,819	86,222	597
	Canadian Dollar	Sell	10/17/18	86,819	85,390	(1,429)
	Euro	Sell	12/19/18	79,119	79,380	261
	Japanese Yen	Sell	11/19/18	82,243	84,215	1,972
	New Zealand Dollar	Buy	10/17/18	83,527	86,007	(2,480)
	New Zealand Dollar	Sell	10/17/18	83,527	84,138	611
	Swedish Krona	Sell	12/19/18	61,629	60,483	(1,146)
	Swiss Franc	Sell	12/19/18	924	2,269	1,345
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	500,608	505,403	(4,795)
	Australian Dollar	Sell	10/17/18	500,608	501,060	452
	Canadian Dollar	Buy	10/17/18	122,910	121,827	1,083
	Canadian Dollar	Sell	10/17/18	122,910	120,436	(2,474)
	Euro	Sell	12/19/18	128,436	128,790	354
	Indian Rupee	Buy	11/19/18	81,168	81,675	(507)
	Indian Rupee	Sell	11/19/18	81,168	80,536	(632)
	Japanese Yen	Buy	11/19/18	40,391	41,203	(812)
	New Zealand Dollar	Sell	10/17/18	70,335	70,013	(322)
	Norwegian Krone	Buy	12/19/18	435,724	420,122	15,602
	Swedish Krona	Buy	12/19/18	690,315	678,933	11,382
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	81,181	84,004	(2,823)
	British Pound	Sell	12/19/18	80,198	80,685	487
	Canadian Dollar	Buy	10/17/18	165,429	164,284	1,145
	Canadian Dollar	Sell	10/17/18	165,429	163,946	(1,483)
	Euro	Sell	12/19/18	162,327	164,018	1,691
	Indonesian Rupiah	Buy	12/19/18	510	1,083	(573)
	New Zealand Dollar	Buy	10/17/18	165,462	165,242	220
	New Zealand Dollar	Sell	10/17/18	165,462	168,331	2,869
	Swedish Krona	Sell	12/19/18	70,159	66,381	(3,778)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	165,110	166,926	(1,816)
	Australian Dollar	Sell	10/17/18	165,110	165,499	389
	British Pound	Buy	12/19/18	82,684	82,645	39
	Canadian Dollar	Buy	10/17/18	82,637	82,468	169
	Canadian Dollar	Sell	10/17/18	82,637	81,758	(879)
	Euro	Sell	12/19/18	200,314	200,863	549
	Japanese Yen	Sell	11/19/18	80,852	81,670	818
	New Zealand Dollar	Buy	10/17/18	165,396	167,878	(2,482)
	New Zealand Dollar	Sell	10/17/18	165,396	168,028	2,632
	Norwegian Krone	Buy	12/19/18	236,662	231,362	5,300
	Swedish Krona	Sell	12/19/18	249,553	244,580	(4,973)
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	80,531	83,546	(3,015)
	Canadian Dollar	Buy	10/17/18	124,924	122,428	2,496
	Canadian Dollar	Sell	10/17/18	124,924	123,107	(1,817)
	Euro	Sell	12/19/18	29,450	29,523	73
	Japanese Yen	Sell	11/19/18	80,852	81,670	818
	New Zealand Dollar	Sell	10/17/18	81,272	81,688	416
	Norwegian Krone	Sell	12/19/18	351,485	339,309	(12,176)
	Swedish Krona	Sell	12/19/18	112,858	110,784	(2,074)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	287,064	291,192	(4,128)
	Australian Dollar	Sell	10/17/18	287,064	287,015	(49)
	British Pound	Sell	12/19/18	71,302	71,027	(275)
	Canadian Dollar	Sell	10/17/18	60,797	60,374	(423)
	Euro	Sell	12/19/18	344,170	345,148	978
	Japanese Yen	Sell	11/19/18	169,630	173,899	4,269
	New Zealand Dollar	Sell	10/17/18	81,273	83,089	1,816
	Norwegian Krone	Buy	12/19/18	269,800	264,213	5,587
	Swedish Krona	Sell	12/19/18	61,290	60,276	(1,014)
UBS AG
	Australian Dollar	Buy	10/17/18	83,134	84,227	(1,093)
	Australian Dollar	Sell	10/17/18	83,134	81,946	(1,188)
	British Pound	Sell	12/19/18	81,899	82,659	760
	Canadian Dollar	Buy	10/17/18	173,561	172,043	1,518
	Canadian Dollar	Sell	10/17/18	173,561	171,038	(2,523)
	Euro	Sell	12/19/18	299,878	301,093	1,215
	Japanese Yen	Sell	11/19/18	6,647	6,787	140
	New Zealand Dollar	Sell	10/17/18	126,748	128,413	1,665
	Norwegian Krone	Buy	12/19/18	183,245	177,573	5,672
	Swedish Krona	Sell	12/19/18	85,850	84,240	(1,610)
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	152,532	156,448	(3,916)
	New Zealand Dollar	Sell	10/17/18	44,481	44,912	431

Unrealized appreciation						100,897

Unrealized (depreciation)						(90,269)

Total						$10,628
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Short)	27	$3,933,873	$3,940,650	Dec-18	$(34,572)
S&P Mid Cap 400 Index E-Mini (Long)	12	2,423,460	2,430,240	Dec-18	(20,917)
Tokyo Price Index (Long)	5	799,705	799,815	Dec-18	59,491
U.S. Treasury Note 10 yr (Long)	154	18,292,313	18,292,313	Dec-18	(90,592)

Unrealized appreciation					59,491

Unrealized (depreciation)					(146,081)

Total					$(86,590)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $1,327) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Barclays Bank PLC

2.813/3 month US D-LIBOR-BBA/Jan-21	Jan-19/2.813	$192,000	$1,156
Citibank, N.A.

2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	192,000	1,626
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	114,800	—
JPMorgan Chase Bank N.A.

2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	114,800	754

Total			$3,536

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $4,685) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Citibank, N.A.

SPDR S&P 500 ETF Trust (Call)	Oct-18/$297.50	$760,524	$2,616	$301

Goldman Sachs International

USD/CNH (Call)	Apr-19/CNH 7.20	648,800	648,800	3,077

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Call)	Oct-18/$300.00	760,524	2,616	706

Total				$4,084

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$14,400	$(563)	$97
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	19
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(213)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(362)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	94
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(212)
Goldman Sachs International

(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	11
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(57)
JPMorgan Chase Bank N.A.

(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(109)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(565)

Unrealized appreciation				221

Unrealized (depreciation)				(1,518)

Total				$(1,297)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $982,070) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.50%, 10/1/48	$1,000,000	10/11/18	$984,063

Total			$984,063

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$1,063,000	$3,178	(E)	$(1,842)	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.10% — Semiannually	$(5,020)
		3,880,000	8,171	(E)	(1,626)	12/19/23	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,546
		1,862,400	991	(E)	(708)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	283
		2,268,400	458	(E)	(4,594)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,057)
		3,642,500	4,830	(E)	2,726	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	7,557
		11,900	163	(E)	(65)	12/19/48	3 month USD-LIBOR-BBA — Quarterly	3.20% — Semiannually	98
	AUD	1,326,000	180	(E)	685	12/19/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	865
	AUD	407,000	907	(E)	(1,786)	12/19/28	6 month AUD-BBR-BBSW — Semiannually	2.90% — Semiannually	(878)
	CAD	7,000	22	(E)	32	12/19/23	3 month CAD-BA-CDOR — Semiannually	2.65% — Semiannually	10
	CAD	422,000	2,697	(E)	(2,160)	12/19/28	2.75% — Semiannually	3 month CAD-BA-CDOR — Semiannually	537
	CHF	1,000	1	(E)	4	12/19/23	0.05% — Annually	6 month CHF-LIBOR-BBA — Semiannually	4
	CHF	640,000	1,707	(E)	(941)	12/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.55% — Annually	(2,648)
	EUR	417,000	1,247	(E)	(683)	12/19/23	0.40% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	564
	EUR	2,215,000	8,312	(E)	5,874	12/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.00% — Annually	(2,438)
	GBP	4,000	8	(E)	(8)	12/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	(16)
	GBP	343,000	1,198	(E)	(271)	12/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	(1,469)
	JPY	122,650,000	201		(9)	5/17/23	6 month JPY-LIBOR-BBA — Semiannually	0.134% — Semiannually	246
	JPY	61,540,000	1,087		(7)	5/17/28	0.333% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	436
	JPY	121,900,000	1,283		(9)	5/31/23	6 month JPY-LIBOR-BBA — Semiannually	0.11375% — Semiannually	(967)
	JPY	61,200,000	2,819		(7)	5/31/28	0.30125% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	2,300
	NOK	7,936,000	504	(E)	55	12/19/23	2.05% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(449)
	NOK	1,762,000	259	(E)	(549)	12/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.35% — Annually	(289)
	NZD	2,071,000	2,621	(E)	1,056	12/19/23	2.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	3,677
	NZD	411,000	722	(E)	(129)	12/19/28	3 month NZD-BBR-FRA — Quarterly	2.90% — Semiannually	(850)
	SEK	4,000	1	(E)	—	12/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.30% — Annually	(1)
	SEK	16,246,000	3,656	(E)	(956)	12/19/23	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	2,700

	Total				$(5,918)				$5,741

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		$1,737	$1,732	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$10
		1,737	1,732	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	10
		13,155,928	13,189,123	—	6/13/19	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(18,301)
		12,986,028	13,066,626	—	6/13/19	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF14) of common stocks — Quarterly*	75,574
	Barclays Bank PLC
		802	800	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4
		1,804	1,806	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	23
		3,890	3,864	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4)
		1,749,350	1,801,843	—	7/26/19	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(44,909)
	Citibank, N.A.
		1,114	1,110	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6
		27,044	29,284	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(2,209)
		21,070	21,274	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(179)
		146,345	140,950	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	5,568
		96,612	96,164	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	562
		13,012	13,257	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	(230)
		66,116	68,265	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(2,070)
		62,103	65,190	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(3,013)
		66,879	62,000	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	4,958
		21,202	21,445	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(218)
		126,832	130,648	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(3,667)
		70,746	66,722	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	4,011
		31,650	31,676	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	(3)
		135,833	139,244	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	(3,318)
		55,712	63,632	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(7,854)
		53,901	59,711	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	(6,202)
		31,450	34,512	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(3,024)
		84,566	85,738	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(1,073)
		7,663	7,110	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	547
		16,254	16,483	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	(209)
		51,967	48,092	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	3,936
		18,541	19,699	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cambrex Corp. — Monthly	(1,145)
		31,639	29,233	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pinnacle Financial Partners, Inc. — Monthly	2,443
		73,211	71,490	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FLIR Systems, Inc. — Monthly	1,808
		15,161	15,355	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(177)
		29,968	26,709	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	2,725
		27,249	25,900	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	1,382
		2,909,197	2,926,851	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(10,557)
		26,695	26,163	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	564
		40,957	33,933	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	7,072
		22,620	22,534	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	100
		19,942	21,301	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MINDBODY, Inc. — Monthly	(1,340)
		739,312	751,978	—	3/19/19	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Daily TR Net Emerging Markets USD — Quarterly	(12,041)
		51,540	51,772	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Belden, Inc. — Monthly	(207)
		52,880	54,485	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	(1,542)
		18,790	17,634	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Knowles Corp. — Monthly	1,179
		17,135	17,328	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	(172)
		11,366,001	11,433,478	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	64,599
		1,654,606	1,664,646	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(5,995)
		147,481	150,945	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	(3,332)
		8,374	9,201	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GTT Communications Inc — Monthly	(832)
		29,597	29,403	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	229
		54,161	56,611	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(2,386)
		54,770	55,282	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(448)
		41,395	43,489	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MasTec, Inc. — Monthly	(2,045)
		25,818	26,182	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Blackbaud Inc — Monthly	(333)
		16,100	16,561	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kaman Corporation — Monthly	(492)
		89,042	86,650	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ally Financial Inc — Monthly	2,497
		110,095	117,063	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	TechnipFMC PLC — Monthly	(6,838)
		59,895	60,815	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Insulet Corp. — Monthly	(858)
		15,249	14,769	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dorman Products Inc. — Monthly	489
		18,084	18,026	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Emcor Group Inc. — Monthly	67
		340,822	344,697	—	9/20/19	3 month USD-LIBOR-BBA minus 0.27% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(3,804)
	Credit Suisse International
		200,924	200,416	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(281)
		9,371	9,308	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9
		796	790	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1
		12,130	12,097	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	65
		5,628	5,613	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	30
		5,523	5,515	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	33
		6,815	6,796	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38)
	Goldman Sachs International
		175,082	175,386	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	280
		5,628	5,613	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	30
		6,277	6,234	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6)
		4,971	4,954	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(20)
		362,802	367,929	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	5,094
		102,248	102,712	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	454
		140,397	144,907	—	12/12/18	1 month USD-LIBOR-BBA plus 0.46% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(4,367)
		168,949	169,243	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	264
		60,876	61,152	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	269
		959,043	961,684	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	2,473
		177,570	180,080	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Series 69 Excess Return Strategy — Monthly	2,489
		97,522	97,691	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	152
		354,726	355,703	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly	915
		128,513	130,329	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry Series 69 Excess Return Strategy — Monthly	1,801
		67,259	67,564	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry Excess Return Strategy — Monthly	297
		8,865,314	8,941,490	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(86,561)
		9,050,270	9,207,041	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	(172,951)
		7,744,958	7,759,443	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks — Monthly*	12,178
		1,099,785	1,077,653	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly	(22,217)
		9,454,418	9,511,597	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	72,333
		9,076,321	9,232,815	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	182,827
	JPMorgan Chase Bank N.A.
		1,425	1,421	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8
		897,484	892,066	—	3/25/19	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	Energy Select Sector SPDR — Monthly	(5,732)
		7,809,953	7,844,793	—	8/12/19	1 month USD-LIBOR-BBA minus 0.50% — Monthly	A basket (JPCMPTSH) of common stocks — Monthly	(38,983)
	JPMorgan Securities LLC
		7,016	6,997	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(37)
		16,371	16,327	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(87)
	UBS AG
		2,221,758	2,215,976	—	8/21/19	1 month USD-LIBOR-BBA — Monthly	MSCI Emerging Markets TR Net USD — Monthly	7,283

	Upfront premium received			—		Unrealized appreciation		469,648

	Upfront premium (paid)			—		Unrealized (depreciation)		(482,307)

			Total	$—			Total	$(12,659)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF14) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Alphabet, Inc. Class A	Communication Services	448	$541,119	4.14%
JPMorgan Chase & Co.	Financials	3,319	374,513	2.87%
Apple, Inc.	Information Technology	1,364	307,823	2.36%
Cisco Systems, Inc.	Information Technology	6,142	298,785	2.29%
Boeing Co. (The)	Industrials	771	286,700	2.19%
Citigroup, Inc.	Financials	3,995	286,604	2.19%
Verizon Communications, Inc.	Communication Services	5,315	283,762	2.17%
NVIDIA Corp.	Information Technology	1,005	282,535	2.16%
Home Depot, Inc. (The)	Consumer Discretionary	1,275	264,039	2.02%
Amazon.com, Inc.	Consumer Discretionary	116	231,553	1.77%
Microsoft Corp.	Information Technology	1,808	206,740	1.58%
Oracle Corp.	Information Technology	3,634	187,348	1.43%
PepsiCo, Inc.	Consumer Staples	1,587	177,395	1.36%
Valero Energy Corp.	Energy	1,463	166,387	1.27%
Johnson & Johnson	Health Care	1,171	161,769	1.24%
Coca-Cola Co. (The)	Consumer Staples	3,140	145,039	1.11%
Facebook, Inc. Class A	Communication Services	875	143,856	1.10%
ConocoPhillips	Energy	1,823	141,089	1.08%
Anthem, Inc.	Health Care	499	136,708	1.05%
Merck & Co., Inc.	Health Care	1,799	127,604	0.98%
Walt Disney Co. (The)	Communication Services	1,074	125,642	0.96%
Eli Lilly & Co.	Health Care	1,144	122,807	0.94%
Occidental Petroleum Corp.	Energy	1,462	120,154	0.92%
Intuit, Inc.	Information Technology	519	117,997	0.90%
Bristol-Myers Squibb Co.	Health Care	1,826	113,361	0.87%
Amgen, Inc.	Health Care	539	111,744	0.86%
Northrop Grumman Corp.	Industrials	343	108,809	0.83%
Honeywell International, Inc.	Industrials	647	107,660	0.82%
International Business Machines Corp.	Information Technology	705	106,561	0.82%
Delta Air Lines, Inc.	Industrials	1,744	100,868	0.77%
Morgan Stanley	Financials	2,117	98,570	0.75%
Mondelez International, Inc. Class A	Consumer Staples	2,255	96,856	0.74%
Walgreens Boots Alliance, Inc.	Consumer Staples	1,318	96,050	0.74%
Cigna Corp.	Health Care	453	94,236	0.72%
Halliburton Co.	Energy	2,316	93,878	0.72%
Ross Stores, Inc.	Consumer Discretionary	913	90,464	0.69%
Humana, Inc.	Health Care	259	87,699	0.67%
Sysco Corp.	Consumer Staples	1,157	84,758	0.65%
NetApp, Inc.	Information Technology	983	84,451	0.65%
lululemon athletica, Inc. (Canada)	Consumer Discretionary	515	83,638	0.64%
Lockheed Martin Corp.	Industrials	237	81,895	0.63%
Automatic Data Processing, Inc.	Information Technology	526	79,269	0.61%
Palo Alto Networks, Inc.	Information Technology	342	77,115	0.59%
Ford Motor Co.	Consumer Discretionary	8,168	75,553	0.58%
Fortinet, Inc.	Information Technology	817	75,347	0.58%
ABIOMED, Inc.	Health Care	166	74,510	0.57%
Prudential Financial, Inc.	Financials	725	73,412	0.56%
U.S. Bancorp	Financials	1,371	72,410	0.55%
Regions Financial Corp.	Financials	3,939	72,276	0.55%
Royal Caribbean Cruises, Ltd.	Consumer Discretionary	547	71,045	0.54%

A BASKET (MLFCF14) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	2,796	$315,472	2.76%
Alphabet, Inc. Class A	Communication Services	237	285,696	2.50%
Apple, Inc.	Information Technology	1,231	277,789	2.43%
Intuit, Inc.	Information Technology	1,093	248,549	2.17%
Humana, Inc.	Health Care	656	222,163	1.94%
TJX Cos., Inc. (The)	Consumer Discretionary	1,910	213,906	1.87%
American Express Co.	Financials	2,007	213,743	1.87%
McDonald's Corp.	Consumer Discretionary	1,278	213,729	1.87%
Danaher Corp.	Health Care	1,911	207,692	1.82%
Pfizer, Inc.	Health Care	4,550	200,520	1.75%
Raytheon Co.	Industrials	968	200,132	1.75%
Texas Instruments, Inc.	Information Technology	1,843	197,714	1.73%
Occidental Petroleum Corp.	Energy	2,390	196,410	1.72%
Lowe's Cos., Inc.	Consumer Discretionary	1,701	195,296	1.71%
Northrop Grumman Corp.	Industrials	594	188,430	1.65%
Exxon Mobil Corp.	Energy	2,172	184,652	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	2,349	181,240	1.59%
Constellation Brands, Inc. Class A	Consumer Staples	831	179,110	1.57%
Honeywell International, Inc.	Industrials	1,050	174,681	1.53%
PNC Financial Services Group, Inc. (The)	Financials	1,274	173,484	1.52%
American Electric Power Co., Inc.	Utilities	2,318	164,300	1.44%
eBay, Inc.	Consumer Discretionary	4,748	156,770	1.37%
Norfolk Southern Corp.	Industrials	851	153,591	1.34%
Johnson & Johnson	Health Care	1,079	149,138	1.30%
Microsoft Corp.	Information Technology	1,297	148,387	1.30%
Baxter International, Inc.	Health Care	1,899	146,419	1.28%
Kimberly-Clark Corp.	Consumer Staples	1,286	146,106	1.28%
F5 Networks, Inc.	Information Technology	692	138,094	1.21%
NetApp, Inc.	Information Technology	1,553	133,428	1.17%
Walt Disney Co. (The)	Communication Services	1,136	132,899	1.16%
Marathon Petroleum Corp.	Energy	1,634	130,691	1.14%
Allstate Corp. (The)	Financials	1,295	127,792	1.12%
HP, Inc.	Information Technology	4,914	126,623	1.11%
Duke Energy Corp.	Utilities	1,567	125,360	1.10%
Fidelity National Information Services, Inc.	Information Technology	1,113	121,341	1.06%
Verizon Communications, Inc.	Communication Services	2,161	115,399	1.01%
Sysco Corp.	Consumer Staples	1,571	115,080	1.01%
Ross Stores, Inc.	Consumer Discretionary	1,111	110,092	0.96%
General Dynamics Corp.	Industrials	525	107,416	0.94%
Facebook, Inc. Class A	Communication Services	627	103,122	0.90%
Harris Corp.	Industrials	597	101,078	0.88%
Merck & Co., Inc.	Health Care	1,376	97,630	0.85%
Kinder Morgan, Inc.	Energy	5,315	94,234	0.82%
Valero Energy Corp.	Energy	816	92,862	0.81%
Red Hat, Inc.	Information Technology	680	92,680	0.81%
Waste Management, Inc.	Industrials	1,024	92,569	0.81%
Fiserv, Inc.	Information Technology	1,119	92,208	0.81%
UnitedHealth Group, Inc.	Health Care	342	90,925	0.80%
Worldpay, Inc. Class A	Information Technology	884	89,510	0.78%
Zoetis, Inc.	Health Care	956	87,564	0.77%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Aurora Cannabis, Inc. (Canada)	Health Care	6,654	$63,926	0.71%
Nordea Bank AB (Sweden)	Financials	5,687	61,980	0.69%
Gartner, Inc.	Information Technology	390	61,752	0.69%
Novartis AG (Switzerland)	Health Care	706	60,710	0.68%
ABB, Ltd. (Switzerland)	Industrials	2,537	59,946	0.67%
Sumitomo Realty & Development Co., Ltd. (Japan)	Real Estate	1,652	59,311	0.66%
Camden Property Trust	Real Estate	633	59,190	0.66%
Vornado Realty Trust	Real Estate	807	58,885	0.66%
Invitation Homes, Inc.	Real Estate	2,493	57,124	0.64%
DowDuPont, Inc.	Materials	870	55,944	0.63%
Salesforce.com, Inc.	Information Technology	343	54,585	0.61%
Daimler AG (Germany)	Consumer Discretionary	861	54,351	0.61%
Akzo Nobel NV (Netherlands)	Materials	568	53,120	0.59%
Heineken NV (Netherlands)	Consumer Staples	565	52,936	0.59%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	590	51,565	0.58%
Melrose Industries PLC (United Kingdom)	Industrials	19,502	50,814	0.57%
AIA Group, Ltd. (Hong Kong)	Financials	5,633	50,301	0.56%
Prudential PLC (United Kingdom)	Financials	2,181	50,007	0.56%
Boston Properties, Inc.	Real Estate	405	49,913	0.56%
JPMorgan Chase & Co.	Financials	434	48,973	0.55%
Wells Fargo & Co.	Financials	912	47,933	0.54%
Nestle SA (Switzerland)	Consumer Staples	571	47,629	0.53%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	2,800	47,604	0.53%
Telefonica SA (Spain)	Communication Services	5,884	46,577	0.52%
Southern Co. (The)	Utilities	1,068	46,562	0.52%
Bankia SA (Spain)	Financials	11,415	44,757	0.50%
Autodesk, Inc.	Information Technology	285	44,523	0.50%
Coca-Cola Co. (The)	Consumer Staples	962	44,442	0.50%
Zurich Insurance Group AG (Switzerland)	Financials	139	44,005	0.49%
Pembina Pipeline Corp. (Canada)	Energy	1,294	43,970	0.49%
Workday, Inc.	Information Technology	300	43,806	0.49%
Chubb, Ltd.	Financials	324	43,338	0.48%
Tokyu Corp. (Japan)	Industrials	2,360	43,165	0.48%
Worldpay, Inc. Class A	Information Technology	426	43,136	0.48%
Svenska Handelsbanken AB (Sweden)	Financials	3,375	42,630	0.48%
Aeon Co., Ltd. (Japan)	Consumer Staples	1,767	42,578	0.48%
Nokia OYJ (Finland)	Information Technology	7,638	42,362	0.47%
NiSource, Inc.	Utilities	1,685	41,981	0.47%
Arthur J. Gallagher & Co.	Financials	564	41,960	0.47%
Brookfield Asset Management, Inc. (Canada)	Financials	940	41,838	0.47%
DaVita Inc.	Health Care	579	41,474	0.46%
Flowserve Corp.	Industrials	755	41,276	0.46%
American Airlines Group, Inc.	Industrials	989	40,870	0.46%
Deere & Co.	Industrials	272	40,837	0.46%
Thomson Reuters Corp. (Canada)	Financials	883	40,307	0.45%
American Tower Corp.	Real Estate	273	39,626	0.44%
Simon Property Group, Inc.	Real Estate	224	39,567	0.44%
Essity AB Class B (Sweden)	Consumer Staples	1,574	39,561	0.44%
LafargeHolcim, Ltd. (Switzerland)	Materials	791	39,061	0.44%
HCP, Inc.	Real Estate	1,477	38,874	0.43%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

AIA Group, Ltd. (Hong Kong)	Financials	10,513	$93,916	1.02%
Air Liquide SA (France)	Materials	704	92,682	1.01%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,684	92,296	1.00%
AstraZeneca PLC (United Kingdom)	Health Care	1,180	91,766	1.00%
Singapore Telecommunications, Ltd. (Singapore)	Communication Services	37,831	89,709	0.97%
Prudential PLC (United Kingdom)	Financials	3,878	88,973	0.97%
Airbus SE (France)	Industrials	707	88,870	0.97%
Hanmi Pharm Co., Ltd. (South Korea)	Health Care	197	88,682	0.96%
Commonwealth Bank of Australia (Australia)	Financials	1,711	88,397	0.96%
HSBC Holdings PLC (United Kingdom)	Financials	10,050	87,784	0.95%
Kansai Paint Co., Ltd. (Japan)	Materials	4,745	87,478	0.95%
Unilever PLC (United Kingdom)	Consumer Staples	1,577	86,712	0.94%
Deutsche Bank AG (Germany)	Financials	7,557	86,261	0.94%
UBS Group AG (Switzerland)	Financials	5,428	86,136	0.94%
Credit Suisse Group AG (Switzerland)	Financials	5,685	85,841	0.93%
Daimler AG (Germany)	Consumer Discretionary	1,356	85,625	0.93%
FANUC Corp. (Japan)	Industrials	454	85,570	0.93%
Akzo Nobel NV (Netherlands)	Materials	912	85,277	0.93%
ASML Holding NV (Netherlands)	Information Technology	450	84,062	0.91%
Teva Pharmaceutical Industries, Ltd. (Israel)	Health Care	3,832	84,031	0.91%
Intesa Sanpaolo SpA (Italy)	Financials	31,896	81,541	0.89%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	964	78,929	0.86%
Danone SA (France)	Consumer Staples	1,019	78,911	0.86%
Telefonica SA (Spain)	Communication Services	9,860	78,079	0.85%
Nissan Motor Co., Ltd. (Japan)	Consumer Discretionary	8,029	75,171	0.82%
Samsung Engineering Co., Ltd. (South Korea)	Industrials	4,285	74,558	0.81%
Canon, Inc. (Japan)	Information Technology	2,191	69,645	0.76%
Transurban Group (Units) (Australia)	Industrials	8,496	68,969	0.75%
Commerzbank AG	Financials	6,062	63,190	0.69%
Credit Agricole SA (France)	Financials	4,289	61,710	0.67%
JGC Corp. (Japan)	Industrials	2,674	61,348	0.67%
SAP AG (Germany)	Information Technology	496	61,081	0.66%
National Grid PLC (United Kingdom)	Utilities	5,805	59,914	0.65%
Mitsubishi Electric Corp. (Japan)	Industrials	4,365	59,819	0.65%
LafargeHolcim, Ltd. (Switzerland)	Materials	1,201	59,590	0.65%
ThyssenKrupp AG (Germany)	Materials	2,344	59,176	0.64%
Vivendi SA (France)	Communication Services	2,295	59,104	0.64%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	Information Technology	22,738	58,981	0.64%
SoftBank Corp. (Japan)	Communication Services	580	58,561	0.64%
Siemens AG (Germany)	Industrials	450	57,634	0.63%
Ferrovial SA (Spain)	Industrials	2,775	57,594	0.63%
Denso Corp. (Japan)	Consumer Discretionary	1,086	57,340	0.62%
Iberdrola SA (Spain)	Utilities	7,772	57,213	0.62%
Toray Industries, Inc. (Japan)	Materials	7,560	56,808	0.62%
Yara International ASA (Norway)	Materials	1,148	56,325	0.61%
UniCredit SpA (Italy)	Financials	3,735	56,244	0.61%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	642	56,054	0.61%
Accor SA (France)	Consumer Discretionary	1,081	55,540	0.60%
Daiichi Sankyo Co., Ltd. (Japan)	Health Care	1,227	53,181	0.58%
Essilor International CIE Generale D'Optique SA (France)	Health Care	359	53,084	0.58%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Intuitive Surgical, Inc.	Health Care	292	$167,454	2.16%
Danaher Corp.	Health Care	1,499	162,903	2.10%
Visa, Inc. Class A	Information Technology	1,085	162,826	2.10%
Becton Dickinson and Co. (BD)	Health Care	606	158,242	2.04%
Emerson Electric Co.	Industrials	2,059	157,693	2.03%
Intercontinental Exchange, Inc.	Financials	2,082	155,940	2.01%
Citigroup, Inc.	Financials	2,118	151,975	1.96%
Honeywell International, Inc.	Industrials	896	149,059	1.92%
BlackRock, Inc.	Financials	315	148,459	1.91%
Bank of America Corp.	Financials	4,825	142,157	1.83%
Kinder Morgan, Inc.	Energy	7,179	127,275	1.64%
Amazon.com, Inc.	Consumer Discretionary	63	126,688	1.63%
McCormick & Co., Inc. (non-voting shares)	Consumer Staples	943	124,302	1.60%
Baxter International, Inc.	Health Care	1,577	121,587	1.57%
Invesco, Ltd.	Financials	5,246	120,037	1.55%
Fortive Corp.	Industrials	1,366	114,997	1.48%
Bio-Rad Laboratories, Inc. Class A	Health Care	329	103,097	1.33%
NRG Energy, Inc.	Utilities	2,423	90,633	1.17%
Roper Technologies, Inc.	Industrials	305	90,218	1.16%
Costco Wholesale Corp.	Consumer Staples	357	83,839	1.08%
TJX Cos., Inc. (The)	Consumer Discretionary	730	81,776	1.05%
Vertex Pharmaceuticals, Inc.	Health Care	421	81,221	1.05%
Alphabet, Inc. Class C	Communication Services	68	80,973	1.04%
O'Reilly Automotive, Inc.	Consumer Discretionary	231	80,184	1.03%
Cooper Cos., Inc. (The)	Health Care	281	77,982	1.00%
Assured Guaranty, Ltd.	Financials	1,814	76,622	0.99%
Penumbra, Inc.	Health Care	509	76,222	0.98%
KKR & Co., Inc. Class A	Financials	2,743	74,802	0.96%
Jazz Pharmaceuticals PLC	Health Care	429	72,123	0.93%
Burlington Stores, Inc.	Consumer Discretionary	437	71,210	0.92%
Service Corp. International	Consumer Discretionary	1,517	67,048	0.86%
SunTrust Banks, Inc.	Financials	981	65,551	0.84%
American Financial Group, Inc.	Financials	547	60,698	0.78%
Ares Capital Corp.	Financials	3,512	60,369	0.78%
Activision Blizzard, Inc.	Communication Services	670	55,740	0.72%
Arthur J. Gallagher & Co.	Financials	728	54,202	0.70%
PepsiCo, Inc.	Consumer Staples	475	53,125	0.68%
Advance Auto Parts, Inc.	Consumer Discretionary	315	52,992	0.68%
Investors Bancorp, Inc.	Financials	4,240	52,019	0.67%
Union Pacific Corp.	Industrials	314	51,053	0.66%
Booking Holdings, Inc.	Consumer Discretionary	24	47,043	0.61%
ON Semiconductor Corp.	Information Technology	2,502	46,117	0.59%
DTE Energy Co.	Utilities	422	46,106	0.59%
Kraft Heinz Co. (The)	Consumer Staples	814	44,882	0.58%
Cincinnati Financial Corp.	Financials	563	43,265	0.56%
Charles Schwab Corp. (The)	Financials	848	41,668	0.54%
Kimberly-Clark Corp.	Consumer Staples	364	41,409	0.53%
Hilton Worldwide Holdings, Inc.	Consumer Discretionary	500	40,398	0.52%
Starwood Property Trust, Inc.	Financials	1,812	38,993	0.50%
American International Group, Inc.	Financials	724	38,550	0.50%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Pfizer, Inc.	Health Care	1,516	$66,810	0.70%
Amgen, Inc.	Health Care	319	66,141	0.70%
Partners Group Holding AG (Switzerland)	Financials	83	66,047	0.69%
Swiss Life Holding AG (Switzerland)	Financials	174	65,898	0.69%
Humana, Inc.	Health Care	193	65,175	0.69%
Bank of Montreal (Canada)	Financials	790	65,151	0.68%
Royal Bank of Canada (Canada)	Financials	810	64,900	0.68%
Toronto-Dominion Bank (Canada)	Financials	1,060	64,438	0.68%
Canadian Imperial Bank of Commerce (Canada)	Financials	686	64,258	0.68%
Exelon Corp.	Utilities	1,464	63,939	0.67%
National Bank of Canada (Canada)	Financials	1,280	63,930	0.67%
Honeywell International, Inc.	Industrials	380	63,151	0.66%
Repsol SA (Spain)	Energy	3,166	63,103	0.66%
Citrix Systems, Inc.	Information Technology	565	62,786	0.66%
Sun Life Financial, Inc. (Canada)	Financials	1,578	62,725	0.66%
Manulife Financial Corp. (Canada)	Financials	3,475	62,127	0.65%
AGNC Investment Corp.	Financials	3,328	61,992	0.65%
Eni SpA (Italy)	Energy	3,276	61,925	0.65%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Real Estate	8,246	61,882	0.65%
Mizuho Financial Group, Inc. (Japan)	Financials	35,283	61,549	0.65%
Aflac, Inc.	Financials	1,304	61,374	0.65%
F5 Networks, Inc.	Information Technology	306	60,959	0.64%
Walt Disney Co. (The)	Communication Services	520	60,809	0.64%
Chevron Corp.	Energy	497	60,794	0.64%
Allstate Corp. (The)	Financials	615	60,666	0.64%
Diageo PLC (United Kingdom)	Consumer Staples	1,710	60,619	0.64%
AMETEK, Inc.	Industrials	760	60,139	0.63%
Shionogi & Co., Ltd. (Japan)	Health Care	920	60,131	0.63%
Ageas (Belgium)	Financials	1,113	59,819	0.63%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Real Estate	4,006	58,337	0.61%
Eaton Corp. PLC	Industrials	667	57,864	0.61%
CGI Group, Inc. Class A (Canada)	Information Technology	886	57,118	0.60%
Bank of Nova Scotia (The) (Canada)	Financials	939	55,969	0.59%
WEC Energy Group, Inc.	Utilities	833	55,602	0.58%
NTT DoCoMo, Inc. (Japan)	Communication Services	2,043	54,931	0.58%
KDDI Corp. (Japan)	Communication Services	1,985	54,836	0.58%
People's United Financial, Inc.	Financials	3,182	54,479	0.57%
Cummins, Inc.	Industrials	369	53,870	0.57%
Canadian Pacific Railway, Ltd. (Canada)	Industrials	249	52,699	0.55%
Astellas Pharma, Inc. (Japan)	Health Care	3,002	52,363	0.55%
Fuji Heavy Industries, Ltd. (Japan)	Consumer Discretionary	1,676	51,338	0.54%
Annaly Capital Management, Inc.	Financials	5,007	51,218	0.54%
Hershey Co. (The)	Consumer Staples	486	49,596	0.52%
Mazda Motor Corp. (Japan)	Consumer Discretionary	4,130	49,581	0.52%
Pernod Ricard SA (France)	Consumer Staples	300	49,269	0.52%
Synopsys, Inc.	Information Technology	499	49,201	0.52%
Sanofi (France)	Health Care	550	48,928	0.51%
3i Group PLC (United Kingdom)	Financials	3,981	48,842	0.51%
NextEra Energy, Inc.	Utilities	291	48,768	0.51%
Church & Dwight Co., Inc.	Consumer Staples	812	48,183	0.51%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

ArcelorMittal SA (France)	Materials	2,981	$92,792	1.01%
KDDI Corp. (Japan)	Communication Services	3,336	92,196	1.00%
Samsung Electronics Co., Ltd. (South Korea)	Information Technology	2,189	91,654	0.99%
Sandvik AB (Sweden)	Industrials	5,139	91,157	0.99%
Allianz SE (Germany)	Financials	408	90,921	0.98%
Central Japan Railway Co. (Japan)	Industrials	434	90,475	0.98%
Fiat Chrysler Automobiles NV (Italy)	Consumer Discretionary	5,138	90,375	0.98%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	2,220	89,642	0.97%
Eni SpA (Italy)	Energy	4,672	88,346	0.96%
Legal & General Group PLC (United Kingdom)	Financials	25,604	87,546	0.95%
GlaxoSmithKline PLC (United Kingdom)	Health Care	4,355	87,279	0.95%
Peugeot SA (France)	Consumer Discretionary	3,232	87,218	0.94%
ABB, Ltd. (Switzerland)	Industrials	3,669	87,106	0.94%
Mizuho Financial Group, Inc. (Japan)	Financials	49,826	86,943	0.94%
Roche Holding AG (Switzerland)	Health Care	354	86,223	0.93%
SK Hynix, Inc. (South Korea)	Information Technology	1,280	84,384	0.91%
Hitachi, Ltd. (Japan)	Information Technology	2,470	83,938	0.91%
TOTAL SA (France)	Energy	1,285	83,365	0.90%
Sony Corp. (Japan)	Consumer Discretionary	1,354	83,050	0.90%
Covestro AG (Germany)	Materials	1,016	82,431	0.89%
BASF SE (Germany)	Materials	912	81,093	0.88%
Shin-Etsu Chemical Co., Ltd. (Japan)	Materials	915	81,063	0.88%
ORIX Corp. (Japan)	Financials	4,940	80,108	0.87%
Rio Tinto PLC (United Kingdom)	Materials	1,571	79,492	0.86%
Shionogi & Co., Ltd. (Japan)	Health Care	1,210	79,105	0.86%
Astellas Pharma, Inc. (Japan)	Health Care	4,383	76,486	0.83%
Tokyo Electron, Ltd. (Japan)	Information Technology	534	73,444	0.80%
Check Point Software Technologies, Ltd. (Israel)	Information Technology	612	72,019	0.78%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer Staples	3,115	71,450	0.77%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer Discretionary	11,219	71,184	0.77%
Safran SA (France)	Industrials	491	68,863	0.75%
SKF AB Class B (Sweden)	Industrials	3,344	65,936	0.71%
Aegon NV (Netherlands)	Financials	10,131	65,756	0.71%
Aena SME SA (Spain)	Industrials	375	65,124	0.71%
Repsol SA (Spain)	Energy	3,126	62,328	0.68%
JX Holdings, Inc. (Japan)	Energy	8,212	62,050	0.67%
Taisei Corp. (Japan)	Industrials	1,356	61,855	0.67%
Resona Holdings, Inc. (Japan)	Financials	10,801	60,695	0.66%
Persimmon PLC (United Kingdom)	Consumer Discretionary	1,967	60,653	0.66%
ACS Actividades de Construccion y Servicios SA (Spain)	Industrials	1,420	60,515	0.66%
Sanofi (France)	Health Care	672	59,797	0.65%
Aviva PLC (United Kingdom)	Financials	9,356	59,725	0.65%
Amadeus IT Holding SA Class A (Spain)	Information Technology	637	59,202	0.64%
Mitsui & Co., Ltd. (Japan)	Industrials	3,196	56,844	0.62%
Pearson PLC (United Kingdom)	Communication Services	4,861	56,417	0.61%
Imperial Brands PLC (United Kingdom)	Consumer Staples	1,612	56,132	0.61%
Compagnie Generale des Etablissements Michelin SCA (France)	Consumer Discretionary	465	55,637	0.60%
Lloyds Banking Group PLC (United Kingdom)	Financials	71,367	55,160	0.60%
Equinor ASA (Norway)	Energy	1,890	53,268	0.58%
SK Telecom Co., Ltd. (South Korea)	Communication Services	209	53,058	0.57%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Abbott Laboratories	Health Care	2,376	$174,326	2.22%
Medtronic PLC	Health Care	1,685	165,763	2.11%
Exxon Mobil Corp.	Energy	1,926	163,737	2.09%
Stryker Corp.	Health Care	918	163,095	2.08%
Thermo Fisher Scientific, Inc.	Health Care	658	160,690	2.05%
3M Co.	Industrials	756	159,201	2.03%
CME Group, Inc.	Financials	932	158,591	2.02%
U.S. Bancorp	Financials	2,867	151,431	1.93%
T Rowe Price Group, Inc.	Financials	1,300	141,887	1.81%
SEI Investments Co.	Financials	2,013	123,001	1.57%
Fiserv, Inc.	Information Technology	1,486	122,391	1.56%
Hill-Rom Holdings, Inc.	Health Care	1,235	116,565	1.49%
Evercore, Inc. Class A	Financials	1,113	111,895	1.43%
Franklin Resources, Inc.	Financials	3,464	105,350	1.34%
NVIDIA Corp.	Information Technology	362	101,727	1.30%
Target Corp.	Consumer Discretionary	1,149	101,313	1.29%
Choice Hotels International, Inc.	Consumer Discretionary	1,166	97,131	1.24%
STERIS PLC (United Kingdom)	Health Care	814	93,114	1.19%
PerkinElmer, Inc.	Health Care	890	86,556	1.10%
Xcel Energy, Inc.	Utilities	1,799	84,941	1.08%
Kohl's Corp.	Consumer Discretionary	1,080	80,514	1.03%
Travelers Cos., Inc. (The)	Financials	608	78,858	1.01%
Aflac, Inc.	Financials	1,655	77,895	0.99%
Lockheed Martin Corp.	Industrials	222	76,926	0.98%
WEC Energy Group, Inc.	Utilities	1,131	75,530	0.96%
Progressive Corp. (The)	Financials	1,057	75,086	0.96%
Baker Hughes a GE Co.	Energy	2,116	71,597	0.91%
Advanced Micro Devices, Inc.	Information Technology	2,173	67,135	0.86%
Illinois Tool Works, Inc.	Industrials	472	66,577	0.85%
Coca-Cola Co. (The)	Consumer Staples	1,439	66,457	0.85%
Duke Energy Corp.	Utilities	818	65,482	0.83%
Seattle Genetics, Inc.	Health Care	811	62,534	0.80%
Dominion Energy, Inc.	Utilities	874	61,434	0.78%
Commerce Bancshares, Inc./MO	Financials	921	60,806	0.78%
International Business Machines Corp.	Information Technology	402	60,735	0.77%
Netflix, Inc.	Consumer Discretionary	158	59,053	0.75%
Consolidated Edison, Inc.	Utilities	773	58,877	0.75%
FedEx Corp.	Industrials	213	51,263	0.65%
IDEXX Laboratories, Inc.	Health Care	205	51,250	0.65%
Banco Bradesco SA ADR (Brazil)	Financials	7,003	49,582	0.63%
Home Depot, Inc. (The)	Consumer Discretionary	236	48,864	0.62%
Workday, Inc.	Information Technology	335	48,837	0.62%
Federated Investors, Inc.	Financials	1,996	48,138	0.61%
Tapestry, Inc.	Consumer Discretionary	952	47,859	0.61%
Bank of New York Mellon Corp. (The)	Financials	925	47,166	0.60%
Invitation Homes, Inc.	Real Estate	2,029	46,490	0.59%
Southern Co. (The)	Utilities	1,064	46,403	0.59%
Varian Medical Systems, Inc.	Health Care	411	46,000	0.59%
Royal Caribbean Cruises, Ltd.	Consumer Discretionary	314	40,771	0.52%
Transocean, Ltd.	Energy	2,857	39,850	0.51%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$118	5/11/63	300 bp — Monthly	$(49)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	236	5/11/63	300 bp — Monthly	(114)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	472	5/11/63	300 bp — Monthly	(223)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	472	5/11/63	300 bp — Monthly	(242)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	943	5/11/63	300 bp — Monthly	(52)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	1,410	1/17/47	300 bp — Monthly	(1,257)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	815	6,000	707	5/11/63	300 bp — Monthly	111
	CMBX NA BBB-.6 Index	BBB-/P	1,387	13,000	1,533	5/11/63	300 bp — Monthly	(139)
	CMBX NA BBB-.6 Index	BBB-/P	13,423	95,000	11,201	5/11/63	300 bp — Monthly	2,270
	Credit Suisse International
	CMBX NA A.6 Index	A/P	449	9,000	111	5/11/63	200 bp — Monthly	341
	CMBX NA A.6 Index	A/P	1,015	20,000	246	5/11/63	200 bp — Monthly	776
	CMBX NA BBB-.6 Index	BBB-/P	760	6,000	707	5/11/63	300 bp — Monthly	55
	CMBX NA BBB-.6 Index	BBB-/P	802	7,000	825	5/11/63	300 bp — Monthly	(20)
	CMBX NA BBB-.6 Index	BBB-/P	2,065	18,000	2,122	5/11/63	300 bp — Monthly	(48)
	CMBX NA BBB-.6 Index	BBB-/P	3,807	35,000	4,127	5/11/63	300 bp — Monthly	(302)
	CMBX NA BBB-.6 Index	BBB-/P	24,378	228,000	26,881	5/11/63	300 bp — Monthly	(2,389)
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	2,820	1/17/47	300 bp — Monthly	1,157
	CMBX NA BBB-.7 Index	BBB-/P	14,931	202,000	11,393	1/17/47	300 bp — Monthly	3,639
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	309	6,000	74	5/11/63	200 bp — Monthly	237
	CMBX NA A.6 Index	A/P	419	8,000	98	5/11/63	200 bp — Monthly	323
	CMBX NA A.6 Index	A/P	1,476	29,000	357	5/11/63	200 bp — Monthly	1,129
	CMBX NA A.6 Index	A/P	3,977	62,000	763	5/11/63	200 bp — Monthly	3,235
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	354	5/11/63	300 bp — Monthly	(93)
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	354	5/11/63	300 bp — Monthly	(92)
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	590	5/11/63	300 bp — Monthly	(165)
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	707	5/11/63	300 bp — Monthly	(43)
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	825	5/11/63	300 bp — Monthly	(457)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	825	5/11/63	300 bp — Monthly	(231)
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	943	5/11/63	300 bp — Monthly	(306)
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	1,061	5/11/63	300 bp — Monthly	(621)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	1,061	5/11/63	300 bp — Monthly	(66)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	1,179	5/11/63	300 bp — Monthly	44
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	1,651	5/11/63	300 bp — Monthly	(483)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	1,769	5/11/63	300 bp — Monthly	(90)
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	1,886	5/11/63	300 bp — Monthly	343
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	1,886	5/11/63	300 bp — Monthly	(788)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	2,122	5/11/63	300 bp — Monthly	(1,236)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	3,183	5/11/63	300 bp — Monthly	(247)
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	4,244	5/11/63	300 bp — Monthly	(850)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	6,838	5/11/63	300 bp — Monthly	(2,449)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	451	1/17/47	300 bp — Monthly	248
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	959	1/17/47	300 bp — Monthly	498
	CMBX NA BBB-.7 Index	BBB-/P	1,478	20,000	1,128	1/17/47	300 bp — Monthly	360
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	1,189	8,000	943	5/11/63	300 bp — Monthly	250
	CMBX NA A.6 Index	A/P	145	3,000	37	5/11/63	200 bp — Monthly	109
	CMBX NA A.6 Index	A/P	253	5,000	62	5/11/63	200 bp — Monthly	193
	CMBX NA A.6 Index	A/P	307	6,000	74	5/11/63	200 bp — Monthly	236
	CMBX NA A.6 Index	A/P	501	11,000	135	5/11/63	200 bp — Monthly	369
	CMBX NA BBB-.6 Index	BBB-/P	131	1,000	118	5/11/63	300 bp — Monthly	14
	CMBX NA BBB-.6 Index	BBB-/P	364	3,000	354	5/11/63	300 bp — Monthly	11
	CMBX NA BBB-.6 Index	BBB-/P	375	3,000	354	5/11/63	300 bp — Monthly	23
	CMBX NA BBB-.6 Index	BBB-/P	747	5,000	590	5/11/63	300 bp — Monthly	160
	CMBX NA BBB-.6 Index	BBB-/P	645	6,000	707	5/11/63	300 bp — Monthly	(59)
	CMBX NA BBB-.6 Index	BBB-/P	645	6,000	707	5/11/63	300 bp — Monthly	(59)
	CMBX NA BBB-.6 Index	BBB-/P	660	6,000	707	5/11/63	300 bp — Monthly	(44)
	CMBX NA BBB-.6 Index	BBB-/P	945	8,000	943	5/11/63	300 bp — Monthly	6
	CMBX NA BBB-.6 Index	BBB-/P	1,554	10,000	1,179	5/11/63	300 bp — Monthly	380
	CMBX NA BBB-.6 Index	BBB-/P	1,138	12,000	1,415	5/11/63	300 bp — Monthly	(271)
	CMBX NA BBB-.6 Index	BBB-/P	2,952	20,000	2,358	5/11/63	300 bp — Monthly	604
	CMBX NA BBB-.6 Index	BBB-/P	3,242	23,000	2,712	5/11/63	300 bp — Monthly	542
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	2,948	5/11/63	300 bp — Monthly	(98)
	CMBX NA BBB-.6 Index	BBB-/P	2,966	27,000	3,183	5/11/63	300 bp — Monthly	(204)
	CMBX NA BBB-.6 Index	BBB-/P	3,028	27,000	3,183	5/11/63	300 bp — Monthly	(141)
	CMBX NA BBB-.6 Index	BBB-/P	6,782	48,000	5,659	5/11/63	300 bp — Monthly	1,147
	CMBX NA BBB-.6 Index	BBB-/P	6,108	51,000	6,013	5/11/63	300 bp — Monthly	120
	CMBX NA BBB-.6 Index	BBB-/P	6,641	55,000	6,485	5/11/63	300 bp — Monthly	184
	CMBX NA BBB-.6 Index	BBB-/P	12,194	88,000	10,375	5/11/63	300 bp — Monthly	1,862
	CMBX NA BBB-.6 Index	BBB-/P	13,423	95,000	11,201	5/11/63	300 bp — Monthly	2,270
	CMBX NA BBB-.6 Index	BBB-/P	38,177	217,000	25,584	5/11/63	300 bp — Monthly	12,701
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	21,399	191,000	22,519	5/11/63	300 bp — Monthly	(1,025)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	5,256	38,000	4,480	5/11/63	300 bp — Monthly	795
	CMBX NA BBB-.6 Index	BBB-/P	229	2,000	236	5/11/63	300 bp — Monthly	(5)

	Upfront premium received		237,624				Unrealized appreciation	36,742

	Upfront premium (paid)		—				Unrealized (depreciation)	(14,958)

	Total		$237,624				Total	$21,784

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(327)	$2,000	$253	1/17/47	(500 bp) — Monthly	$(75)
	CMBX NA BB.9 Index	(928)	6,000	830	9/17/58	(500 bp) — Monthly	(103)
	CMBX NA BB.9 Index	(924)	6,000	830	9/17/58	(500 bp) — Monthly	(99)
	CMBX NA BB.9 Index	(470)	3,000	415	9/17/58	(500 bp) — Monthly	(57)
	Credit Suisse International
	CMBX NA BB.7 Index	(1,447)	82,000	17,122	5/11/63	(500 bp) — Monthly	15,606
	CMBX NA BB.7 Index	(1,151)	7,000	885	1/17/47	(500 bp) — Monthly	(272)
	CMBX NA BB.9 Index	(1,437)	9,000	1,246	9/17/58	(500 bp) — Monthly	(199)
	CMBX NA BB.9 Index	(308)	2,000	277	9/17/58	(500 bp) — Monthly	(33)
	CMBX NA BB.9 Index	(156)	1,000	138	9/17/58	(500 bp) — Monthly	(19)
	Goldman Sachs International
	CMBX NA BB.6 Index	(5,422)	53,000	11,066	5/11/63	(500 bp) — Monthly	5,600
	CMBX NA BB.7 Index	(757)	5,000	632	1/17/47	(500 bp) — Monthly	(129)
	CMBX NA BB.6 Index	(2,776)	19,000	3,967	5/11/63	(500 bp) — Monthly	1,175
	CMBX NA BB.7 Index	(10,482)	62,000	7,837	1/17/47	(500 bp) — Monthly	(2,697)
	CMBX NA BB.7 Index	(3,286)	18,000	2,275	1/17/47	(500 bp) — Monthly	(1,026)
	CMBX NA BB.7 Index	(1,638)	10,000	1,264	1/17/47	(500 bp) — Monthly	(383)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(775)	4,000	506	1/17/47	(500 bp) — Monthly	(273)
	CMBX NA BB.6 Index	(281)	2,000	418	5/11/63	(500 bp) — Monthly	135
	CMBX NA BB.7 Index	(3,322)	18,000	2,275	1/17/47	(500 bp) — Monthly	(1,061)
	CMBX NA BB.7 Index	(1,299)	8,000	1,011	1/17/47	(500 bp) — Monthly	(295)
	CMBX NA BB.7 Index	(1,096)	7,000	885	1/17/47	(500 bp) — Monthly	(217)
	CMBX NA BB.7 Index	(785)	5,000	632	1/17/47	(500 bp) — Monthly	(157)
	CMBX NA BBB-.7 Index	(14,260)	130,000	7,332	1/17/47	(300 bp) — Monthly	(6,994)
	CMBX NA BBB-.7 Index	(2,568)	23,000	1,297	1/17/47	(300 bp) — Monthly	(1,281)
	CMBX NA BBB-.7 Index	(592)	11,000	620	1/17/47	(300 bp) — Monthly	23
	CMBX NA BBB-.7 Index	(1,048)	10,000	564	1/17/47	(300 bp) — Monthly	(489)
	CMBX NA BBB-.7 Index	(441)	6,000	338	1/17/47	(300 bp) — Monthly	(106)
	CMBX NA BBB-.7 Index	(441)	6,000	338	1/17/47	(300 bp) — Monthly	(106)
	CMBX NA BBB-.7 Index	(271)	3,000	169	1/17/47	(300 bp) — Monthly	(103)
	Merrill Lynch International
	CMBX NA BB.9 Index	(938)	6,000	830	9/17/58	(500 bp) — Monthly	(113)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,872)	38,000	2,143	1/17/47	(300 bp) — Monthly	(1,748)

	Upfront premium received	—			Unrealized appreciation		22,539

	Upfront premium (paid)	(63,498)			Unrealized (depreciation)		(18,035)

	Total	$(63,498)				Total	$4,504

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	B+/P	$(149,460)	$2,080,000	$152,121	12/20/23	500 bp — Quarterly	$3,527

	Total		$(149,460)					$3,527

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	$128,960	$1,796,000	$131,350	12/20/23	(500 bp) — Quarterly	$(3,139)

	Total	$128,960					$(3,139)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,693,967.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$708,475	$18,548,695	$18,982,470	$12,812	$274,700
	Putnam Short Term Investment Fund**	5,958,161	1,895,762	1,000,000	99,464	6,853,923

	Total Short-term investments	$6,666,636	$20,444,457	$19,982,470	$112,276	$7,128,623
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $274,700, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $266,254.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $256,560.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $127,839.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $138,672.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,135,143 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $6,903,360, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts thedge against changes in values of securities it owns, owned or expects to own, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk,to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to to hedge interest rate risk, to gain exposure on interest rates, for hedging term structure risk, for yield curve positioning, for gaining exposure to rates in various countries and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, for gaining exposure to inflation, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to manage exposure to credit risk, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $238,911on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $127,839 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$439,934	$—	$—
Capital goods	95,017	—	—
Communication services	193,146	—	—
Consumer cyclicals	388,089	—	—
Consumer staples	128,944	—	—
Energy	173,617	—	—
Financials	835,331	—	—
Health care	53,448	—	—
Technology	675,066	—	—
Transportation	31,755	—	—
Utilities and power	108,764	—	—
Total common stocks	3,123,111	—	—
Asset-backed securities	—	240,000	—
Corporate bonds and notes	—	2,583,911	—
Corporate bonds and notes	—	152,102	—
Foreign government and agency bonds and notes		104,970
Investment companies	2,800,425	—	—
Mortgage-backed securities	—	1,803,755	—
Purchased options outstanding	—	60,472	—
Purchased swap options outstanding	—	—	—
U.S. government and agency mortgage obligations	—	1,968,125	—
Warrants	—	47,324	—
Short-term investments	6,853,923	12,379,181	—

Totals by level	$12,777,459	$19,339,840	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$10,628	$—
Futures contracts	(86,590)	—	—
Written options outstanding	—	(4,084)	—
Written swap options outstanding	—	(3,536)	—
Forward premium swap option contracts	—	(1,297)	—
TBA sale commitments	—	(984,063)	—
Interest rate swap contracts	—	11,659	—
Total return swap contracts	—	(12,659)	—
Credit default contracts	—	(126,950)	—

Totals by level	$(86,590)	$(1,110,302)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$220,989	$347,939
Foreign exchange contracts	107,752	93,346
Equity contracts	629,851	538,330
Interest rate contracts	29,181	113,191

Total	$987,773	$1,092,806

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$13,000
Purchased currency option contracts (contract amount)		$760,000
Purchased swap option contracts (contract amount)		$1,300,000
Written equity option contracts (contract amount)		$200,000
Written currency option contracts (contract amount)		$410,000
Written swap option contracts (contract amount)		$1,400,000
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$18,400,000
Centrally cleared interest rate swap contracts (notional)		$27,800,000
OTC total return swap contracts (notional)		$90,000,000
OTC credit default contracts (notional)		$2,900,000
Centrally cleared credit default contracts (notional)		$3,200,000
Warrants (number of warrants)		15,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018